Right of Use Assets (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	Dec. 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months 29 days
Weighted average discount rate	4.75%